Segment Information - Total Asset Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Asset Reconciling Item [Line Items]
Assets excluding equity investees' total assets	$ 439,444	$ 441,607
Add: assets held for sale	6,164	37,098
Less: equity investees’ total assets	(131,986)	(147,245)
Total consolidated assets	313,622	331,460
Automotive
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	257,374	270,594
Industrial
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	0	0
Corporate And Technology Investments
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	50,084	23,768
Cummins Westport, Inc.
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	$ 131,986	$ 147,245